Derivative Financial Instruments - Profile of the nominal amount of the interest rate swaps and the fair values (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Asset		€ 1,268
Fair value, Liability	€ (17,193)
Interest rate Swap - EURIBOR 3M
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Asset		3,451
Fair value, Liability	(11,790)	(288)
Interest rate Swap - EURIBOR 3M | Between 2 and 5 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount	€ 555,000	€ 469,375